Post-employment benefits	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Post-employment benefits
22	Post-employment benefits
Accounting policy
The cost of defined benefit pension plans and other post-employment and the present value of the pension obligation is determined using actuarial valuations. An actuarial valuation involves the use of various assumptions which may differ from actual results in the future. These include the determination of the discount rate, future salary increases, mortality rates and future pension increases. A defined benefit obligation is highly sensitive to changes in these assumptions. All assumptions are reviewed by management at each reporting date.

a)	Defined contribution
A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution plans are recognized as an employee benefit expense in profit or loss in the periods during which related services are rendered by employees. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available. Contributions to a defined contribution plan that is due more than 12 months after the end of the period in which the employees render the service are discounted to their present value.
The Company provides defined contribution plans to all employees. The plan assets are held Futura II – Entidade de Previdência Complementar (“Futura”) and Plano de Pensões Comgás (“PLAC”). The Company and its subsidiaries do not have a legal or constructive obligation to pay further contributions if the fund does not have sufficient assets to pay all of the benefits owed.

b)	Defined benefit
The Company is the sponsor of defined benefit pension plans for some of its employees. A defined benefit plan is a post-employment benefit plans other than a defined contribution plan.
The liability recognized in the statement of financial position in respect of defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method.
The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows, using interest rates that are denominated in the currency in which the benefits will be paid, and that have terms approximating to the terms of the related obligation.
Gains and losses arising from experience adjustments and changes in actuarial assumptions are recognized in the period in which they occur, directly in other comprehensive income.
Changes in the present value of the defined benefit obligation resulting from plan amendments or curtailments are recognized immediately in profit or loss as past service costs.
Some of the Company’s pension plan, even though it is substantially defined contribution, has a variable component, whose risk is linked to the payment of minimum benefit and to the increase of the future contributions of the sponsors in the benefits in the event of Death Tax of the active taxpayer as well as in Disability Retirement, limited to three salaries. Any actuarial liability calculated, is recorded by the Company.

Defined benefit plan paid off, whose active participants have a paid-up
benefit calculated in accordance with the regulation, which is being updated to the date of receipt by the plan of readjustment index, which leads the company to adopt such a provision the present value of benefits and that assisted participants receive annuity under the plan. The main actuarial risks are:

i.	higher survival to that specified in mortality tables;

ii.	the return on equity under the actuarial discount rate plus the accumulated IGP-DI; and

iii.	real family structure of different retirees established hypothesis.

	December 31, 2019	December 31, 2018
Defined contribution
Futura II	361	252
Defined benefit
Futura	74,093	75,298
Comgás	630,549	504,320

	704,642	579,618

Total	705,003	579,870

a)	Defined contribution
During the year ended December 31, 2019, the amount of sponsor contributions to the plans was R$ 215 (R$ 459 and R$ 327 on December 31, 2018 and 2017, respectively).

b)	Defined benefit
The Company contributes to the following post-employment defined benefit plans

i.
Futura:
The subsidiary CLE sponsors the Futura—Entidade de Previdência Complementar (“Futura”), formerly Previd Exxon—Entidade de Previdência Privada, which has the main objective supplemental benefits, within certain limits established in the regulations of the Retirement Plan. This plan was amended to close it to new entrants and approved by the relevant authorities on May 5, 2011. During the year ended December 31, 2019, the amounts of contributions totaled R$4,349 (R$4,138 and R$3,896 for the years ended December 31, 2018 and 2017, respectively). The weighted average duration of obligation is 11.87 years. In 2019, the subsidiary expects to make a contribution in the amount of R$4,400 in relation to its defined benefit plan; and

ii.
Comgás:
Obligations relating to post-employment benefit plans, which include medical assistance and incentive retirement, sick pay and disability benefits are recorded in accordance with CVM Deliberation 695.

The defined pension plan is governed by employment laws of the Brazil, which require final salary payments to be adjusted for the consumer price index upon payment during retirement. The level of benefits provide depends on the member’s length of service and salary at retirement age. During the year ended December 31, 2019, the amounts of contributions totaled R$30,151 (R$26,808 and R$22,796 for the years ended December 31, 2018 and 2017, respectively). The weighted average duration of obligation is 16.5 years.
Details of the present value of the defined benefit obligation and the fair value of plan assets are as follows:

	December 31, 2019	December 31, 2018
Actuarial obligation at beginning of the year	1,012,792	905,874
Current service cost	480	584
Interest expense	91,849	83,476
Actuarial loss arising from financial assumptions	211,030	25,583
Actuarial (gain) loss arising from experience adjustment	(1,216)	58,550
Actuarial gains and losses arising from adjustments to demographic assumptions	—	(447)
Benefits payment	(65,305)	(60,828)

Actuarial obligation at the end of the year	1,249,630	1,012,792

Fair value of plan assets at the beginning of the year	(433,174)	(420,616)
Interest income	(39,299)	(38,648)
Earnings on assets greater than discount rate	(105,417)	(3,792)
Contributions paid	(32,403)	(30,946)
Benefit payments	65,305	60,828

Fair value of plan assets at the end of the year	(544,988)	(433,174)
Superplus for the year	704,642	579,618

Net defined benefit liability	704,642	579,618

Total expense recognized in profit or loss is as follow:

	December 31, 2019	December 31, 2018
Current service cost	(480)	(717)
Interest expense	(45,601)	(48,404)

	(46,081)	(49,121)

Total amount recognized as accumulated other comprehensive income:

	December 31, 2019	December 31, 2018
Accumulated at the beginning of the year	170,702	226,129
Actuarial loss arising from financial assumptions	(211,030)	(25,583)
Actuarial gain (loss) arising from experience adjustment	1,216	(33,636)
Earnings on assets greater than discount rate	105,417	3,792

Accumulated at the end of the year	66,305	170,702

The plan assets are comprised of the following:

	December 31, 2019		December 31, 2018
	Amount	%	Amount	%
Fixed income bonds	540,804	99.80	419,182	96.77
Variable-income securities	—	—	10,959	2.53
Other	84	0.20	3,032	0.70

	540,888	100.00	433,173	100.00

Plan assets are comprised of financial assets with quoted prices in active markets and therefore are classified as level 1 and level 2 in the valuation hierarchy of fair value. The overall expected rate of return on plan assets in determined based on prevailing market expectations on that date, applicable to the period over which the obligation is to be settled.
The main assumptions used to determine the benefit obligations of the Company are as follows:

	Futura		Comgás
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 201 8
Discount rate	7.28%	9.50%	7.43%	9.30%
Inflation rate	3.70%	4.20%	3.70%	4.00%
Future salary increases	N/A	N/A	6.81%	7.12%
Increase in pension plans	3.70%	4.20%	6.81%	7.12%
Sensitivity analysis
Change in the discount rate for the statement of financial position date in one of the relevant actual assumptions, while maintaining other assumptions, would have affected the defined benefit obligation as shown below:

	Discount rate
	Increase (0.5%)	Decrease (-0.5%)
Futura	(34,743)	31,597
Comgás	(42,545)	48,426
There was no change in relation to previous years in the methods and assumptions used in preparing the sensitivity analysis.